Cover	Apr. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2021
Entity File Number	1-32693
Entity Registrant Name	Basic Energy Services, Inc.
Entity Central Index Key	0001109189
Entity Tax Identification Number	54-2091194
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	801 Cherry Street
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Forth Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	334-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share*
Trading Symbol	BASX*
Entity Emerging Growth Company	false